                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here is Amendment [_]; Amendment Number: ____________

The Amendment (Check only one.):  [_] is a restatement.
                                  [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:        First Interstate Bank
Address:     401 North 31st Street
             Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Richard A. McCann
Title:       Vice President
Phone:       406-255-5132

Signature, Place, and Date of Signing:

      /s/ Richard A. McCann       Billings, MT       October 6, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                           0

Form 13F Information Table Entry Total:                    83

Form 13F Information Table Value Total:          $204,496,232

List of Other Included Managers:                         NONE

13F REPORT OF MANAGED ASSETS

Date Run: 10/04/2011                             Processing Date: 10/04/2011                         Time Printed: 6:48:55 AM
                                                   As Of Date: 09/30/2011

                                                                                INVESTMENT DIRECTION     VOTING AUTHORITY
                                                                               ---------------------- -----------------------
NAME OF ISSUER                          TYPE    CUSIP   MARKET VALUE SHARES/PV  SOLE    SHARED  OTHER  SOLE   SHARED   OTHER
-------------------------------------- ------ --------- ------------ --------- ------- -------- ----- ------- ------- -------
Abbott Laboratories                    Equity 002824100    5,229,986   102,268  94,152    8,116     0  98,720   1,382   2,166
Air Products & Chemicals               Equity 009158106    2,999,966    39,282  37,757    1,525     0  39,159       0     123
Altria Group Inc                       Equity 02209S103      833,791    31,100  28,250    2,850     0  28,760       0   2,340
Amgen Inc                              Equity 031162100      272,492     4,958   4,658      300     0   4,958       0       0
Apache Corporation                     Equity 037411105    3,319,529    41,370  39,530    1,840     0  40,955       0     415
Apple Computer Inc                     Equity 037833100    8,622,027    22,611  21,395    1,216     0  22,340       0     271
Berkshire Hathaway Inc Del Cl A        Equity 084670108      427,200         4       0        4     0       4       0       0
Berkshire Hathaway Inc - Cl B          Equity 084670702    3,782,383    53,243  48,557    4,686     0  52,916     100     227
BHP Billiton Limited ADR               Equity 088606108    3,078,232    46,331  43,927    2,404     0  45,914       0     417
Bristol Myers Squibb Company           Equity 110122108      374,960    11,949  10,849    1,100     0  11,949       0       0
Caterpillar Inc                        Equity 149123101    4,434,461    60,055  56,616    3,439     0  59,346       0     709
Chevron Corp                           Equity 166764100    6,288,528    67,918  63,615    4,303     0  66,760     397     761
Cisco Systems Inc                      Equity 17275R102    4,026,544   259,777 244,581   15,196     0 254,540       0   5,237
Citigroup Inc                          Equity 172967424    2,950,464   115,185 108,152    7,033     0 113,985       0   1,200
Coca Cola Company                      Equity 191216100      397,388     5,882   5,482      400     0   5,882       0       0
Conocophillips                         Equity 20825C104      592,105     9,351   8,551      800     0   9,351       0       0
Costco Wholesale Corporation           Equity 22160K105    5,195,626    63,261  59,793    3,468     0  62,699       0     562
Danaher Corporation                    Equity 235851102    1,366,070    32,572  30,343    2,229     0  31,714       0     858
Deere & Company                        Equity 244199105    3,196,861    49,510  47,031    2,479     0  49,093       0     417
Disney Walt Co Holdings                Equity 254687106    3,062,688   101,548  96,249    5,299     0 100,433      64   1,051
Du Pont E I De Nemours & Company       Equity 263534109    3,007,423    75,242  69,364    5,878     0  74,335       0     907
EMC Corporation                        Equity 268648102    4,880,091   232,496 218,681   13,815     0 229,071       0   3,425
Emerson Electric Company               Equity 291011104    3,545,679    85,831  81,124    4,707     0  84,916       0     915
Exelon Corporation                     Equity 30161N101    2,482,033    58,250  54,882    3,368     0  57,181       0   1,069
Exxon Mobil Corporation                Equity 30231G102    7,385,890   101,692  94,114    7,578     0 100,771       0     921
First Interstate Bancsystem Inc - Cl A Equity 32055Y201      747,579    69,802  55,077   14,725     0  53,852       0  15,950
Fluor Corporation                      Equity 343412102      289,262     6,214   5,714      500     0   6,214       0       0
Fushi Copperweld                       Equity 36113E107       89,100    18,000       0   18,000     0       0  13,000   5,000
General Electric Company               Equity 369604103    3,455,290   227,023 210,360   16,663     0 225,138       0   1,885
Glacier Bancorp Inc                    Equity 37637Q105      688,714    73,502  71,711    1,791     0  71,038       0   2,464
Goldcorp Inc                           Equity 380956409      392,504     8,600       0    8,600     0       0   8,000     600

FIBWM                                                                                                             Page 1 of 3

13F REPORT OF MANAGED ASSETS

Date Run: 10/04/2011                             Processing Date: 10/04/2011                         Time Printed: 6:48:55 AM
                                                   As Of Date: 09/30/2011

                                                                                INVESTMENT DIRECTION     VOTING AUTHORITY
                                                                               ---------------------- -----------------------
NAME OF ISSUER                          TYPE    CUSIP   MARKET VALUE SHARES/PV  SOLE    SHARED  OTHER  SOLE   SHARED   OTHER
-------------------------------------- ------ --------- ------------ --------- ------- -------- ----- ------- ------- -------
Google Inc                             Equity 38259P508    2,670,482     5,185   4,943      242     0   5,167       0      18
Harbor Commodity Real Return Strategy
 Fd- Ins                               Equity 411511397    4,876,605   687,815 666,146   21,668     0 677,978   6,612   3,225
Heartland Financial USA Inc            Equity 42234Q102      384,874    27,142  27,142        0     0  27,142       0       0
Illinois Tool Works Inc                Equity 452308109    3,046,451    73,232  69,152    4,080     0  72,960       0     272
Intel Corporation                      Equity 458140100    3,318,169   155,527 142,985   12,542     0 153,181       0   2,346
International Business Machines
 Corporation                           Equity 459200101    7,386,509    42,240  40,367    1,873     0  41,850       0     390
Investors Real Estate Trust            Equity 461730103      118,742    16,492  16,492        0     0  16,492       0       0
iShares S&P Pref Stock Index Fund      Equity 464288687      895,413    25,145  24,795      350     0  25,145       0       0
JP Morgan Chase & Company              Equity 46625H100    3,657,622   121,435 113,821    7,614     0 119,883       0   1,552
Johnson & Johnson                      Equity 478160104    4,625,231    72,621  66,106    6,515     0  69,393     600   2,628
Johnson Controls Inc                   Equity 478366107    2,923,194   110,853 105,345    5,508     0 110,418       0     435
Kraft Foods Inc                        Equity 50075N104    4,251,497   126,608 119,726    6,882     0 125,379       0   1,229
Lowes Cos Inc                          Equity 548661107      300,544    15,540  13,678    1,862     0  14,755       0     785
MDU Resources Group Inc                Equity 552690109    1,452,894    75,711  14,025   61,686     0  14,025       0  61,686
McDonalds Corporation                  Equity 580135101    6,569,024    74,801  71,031    3,770     0  73,985       0     816
Merck & Co Inc                         Equity 58933Y105    3,944,438   120,625 107,477   13,148     0 114,615   2,500   3,510
Metlife Inc                            Equity 59156R108    1,852,385    66,133  62,621    3,512     0  65,960       0     173
Microsoft Corporation                  Equity 594918104      276,204    11,097   2,025    9,072     0   4,412   1,000   5,685
NextEra Energy Inc                     Equity 65339F101    3,657,856    67,713  62,510    5,203     0  66,675       0   1,038
Northern Trust Corporation             Equity 665859104    2,495,718    71,347  67,088    4,259     0  71,125       0     222
Oracle Corporation                     Equity 68389X105    4,760,120   165,627 157,061    8,566     0 164,110       0   1,517
Pace Oil and Gas Ltd                   Equity 69374D104       86,600    20,000       0   20,000     0       0  15,000   5,000
Peabody Energy Corporation             Equity 704549104    3,213,111    94,838  89,626    5,212     0  93,993       0     845
Penney J C Inc                         Equity 708160106      243,698     9,100   9,100        0     0   9,100       0       0
Pepsico Inc                            Equity 713448108    4,985,117    80,535  76,421    4,114     0  79,875       0     660
Philip Morris International            Equity 718172109    3,322,296    53,259  50,145    3,114     0  53,049       0     210
Pimco Emerging Local Bond - Cl A       Equity 72201F425      297,415    29,741  29,741        0     0  29,741       0       0
Pimco Unconstrained Bond - D           Equity 72201M461      270,801    24,753  24,753        0     0  24,753       0       0
Procter & Gamble Company               Equity 742718109    5,754,813    91,086  86,523    4,563     0  90,732       0     354
The Osterweis Strategic Income Fund    Equity 742935489      167,161    14,819  14,819        0     0  14,819       0       0
Pure Energy                            Equity 74623J100       60,477    10,000       0   10,000     0       0  10,000       0


FIBWM                                                                                                             Page 2 of 3

13F REPORT OF MANAGED ASSETS

Date Run: 10/04/2011                             Processing Date: 10/04/2011                         Time Printed: 6:48:56 AM
                                                   As Of Date: 09/30/2011

                                                                                INVESTMENT DIRECTION     VOTING AUTHORITY
                                                                               ---------------------- -----------------------
NAME OF ISSUER                          TYPE    CUSIP   MARKET VALUE SHARES/PV  SOLE    SHARED  OTHER  SOLE   SHARED   OTHER
-------------------------------------- ------ --------- ------------ --------- ------- -------- ----- ------- ------- -------
Qualcomm Inc                           Equity 747525103    3,949,096    81,207  76,632    4,575     0  80,468       0     739
Schlumberger Limited                   Equity 806857108    4,793,213    80,248  74,783    5,465     0  78,477       0   1,771
Silver Wheaton Corporation             Equity 828336107      323,950    11,000       0   11,000     0       0  11,000       0
Star Scientific                        Equity 85517P101       71,610    31,000       0   31,000     0       0  25,000   6,000
Target Corporation                     Equity 87612E106    4,889,778    99,710  94,050    5,660     0  98,466       0   1,244
Teva Pharmaceutical Industries Limited
 ADR                                   Equity 881624209    3,370,643    90,560  85,529    5,031     0  89,709       0     851
3M Company                             Equity 88579Y101      267,274     3,723   2,298    1,425     0   2,598       0   1,125
Touchstone Sands Capital Select Growth
 Fd - Z                                Equity 89155H819      138,002    14,697  14,697        0     0  14,697       0       0
ML Arthur Street Fund III              Equity 8Y3L49998      221,490       230     230        0     0     230       0       0
U S Bancorp Del                        Equity 902973304    2,565,013   108,964 102,091    6,873     0 107,253       0   1,711
Unitedhealth Group Inc                 Equity 91324P102    2,701,710    58,580  55,460    3,120     0  58,344       0     236
Vanguard Total Intrnl Stock Index Fd-
 Signal                                Equity 921909792    1,380,260    53,210  53,210        0     0  53,210       0       0
Vangaurd Growth Index Fund- Signal     Equity 922908470      246,282     9,248       0    9,248     0   9,248       0       0
Verizon Communications                 Equity 92343V104    3,255,770    88,472  83,731    4,741     0  86,961       0   1,511
Waste Management Inc                   Equity 94106L109    3,977,953   122,173 115,662    6,511     0 121,722       0     451
Wells Fargo & Company                  Equity 949746101      290,381    12,039  11,639      400     0  12,039       0       0
Western Copper Corp                    Equity 95805Y102       84,800    40,000       0   40,000     0       0  35,000   5,000
Sugarland Enterprises Inc              Equity 998000483    2,249,380   112,469       0  112,469     0       0       0 112,469
Marine Harvest ASA                     Equity R2326D105       80,820   180,000       0  180,000     0       0 180,000       0
Hyflux Ltd                             Equity Y3817K105       34,500    30,000       0   30,000     0       0  30,000       0
Zhaojin Mining Industry Co Ltd         Equity Y988A6104      323,980   194,000       0  194,000     0       0 180,000  14,000
                                                         204,496,232

                                                     * * * END OF ASSET REPORT * * *

                                                83 ASSETS REPORTED OF 39486 ASSETS ON FILE

FIBWM                                                                                                             Page 3 of 3